Mineral Interests (Details) - USD ($)				12 Months Ended
	Oct. 17, 2023	Jul. 09, 2020	Jun. 24, 2020	Dec. 31, 2024	Dec. 31, 2023
Mineral Interests [Line Items]
Percentage of interest acquire			90.00%
Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				$ 1,500,000
Phase 3 [Member]
Mineral Interests [Line Items]
Percentage of interest acquire			0.625%
Instalments payable			$ 250,000
Percentage of remaining interest acquire			10.00%
Percentage of elected to pay by company			1.00%
Percentage of processing plant capacity			85.00%
Percentage of total interest acquired by paying			10.00%
Commencing payment			$ 8,000,000
Payment amount			8,000,000
Percentage of the property acquire				100.00%
First Guayabales Option [Member] | Phase 1 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property			3,000,000
First Guayabales Option [Member] | Phase 1 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property			2,000,000
First Guayabales Option [Member] | Phase 2 [Member]
Mineral Interests [Line Items]
Instalments payable			166,666
First Guayabales Option [Member] | Phase 2 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property			10,000,000
First Guayabales Option [Member] | Phase 2 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property			$ 2,000,000
First Guayabales Option [Member] | Assumption does not elect to pay [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				$ 416,666	$ 500,000
First Guayabales Option [Member] | Assumption does not elect to pay [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				9,638,126	9,164,527
First Guayabales Option [Member] | Assumption does not elect to pay [Member] | Minimum [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				2,166,666
First Guayabales Option [Member] | Exploration Expenditures [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				28,857,630
Second Guayabales Option [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				250,000
Second Guayabales Option [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				1,737,429
Second Guayabales Option [Member] | Phase 1 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				1,750,000
Second Guayabales Option [Member] | Phase 2 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				$ 1,000,000
Second Guayabales Option [Member] | Phase 3 [Member]
Mineral Interests [Line Items]
Percentage of the property acquire				100.00%
Second Guayabales Option [Member] | Phase 3 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				$ 4,300,000
Surface Rights Agreements October 2023 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				825,000	600,000
Surface Rights Agreements October 2023 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	$ 4,400,000			1,425,000
Surface Rights Agreements May 2024 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				214,650
Surface Rights Agreements May 2024 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				294,000
San Antonio Project [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property		$ 2,500,000		580,000
Option to pay an addition value		$ 2,500,000
Commercial production rate		1.50%
San Antonio Project [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				250,000	150,000
San Antonio Project [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property				$ 634,715	$ 310,633